6. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
6. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2013	2012
Computer and equipment	$6,446	$6,446
Less - Accumulated depreciation and amortization	(2,187)	(1,081)
	$4,259	$5,365

Depreciation and amortization expense related to the assets above for the years ended December 31, 2013 and 2012 was $ 1,302 and $ 979, respectively. The cumulative transaction adjustments related to property and equipment for the years ended December 31, 2013 and 2012 amount to a positive $ 196 and a negative $ 55, respectively.